General	12 Months Ended
Dec. 31, 2019
Disclosure of general information about financial statements [text block] [Abstract]
Disclosure of general information about financial statements [text block]

Note 1 - General

1.	Reporting Entity

B Communications Ltd. (the “Company”) is a company incorporated and domiciled in Israel and its official address is 144 Menachem Begin Road, Tel-Aviv 6492102, Israel. The consolidated financial statements of the Company as at and for the year ended December 31, 2019 include the accounts of the Company and its subsidiaries.

On April 14, 2010, the Company completed the acquisition of 30.44% of the outstanding shares of Bezeq - The Israel Telecommunications Corp. Limited (“Bezeq”) and became the controlling shareholder of Bezeq. Bezeq’s ordinary shares are registered for trade on the Tel Aviv Stock Exchange.

On February 1, 2016, the Company sold 115,500,000 shares of Bezeq (4.18% of the outstanding shares of Bezeq) for NIS 8.5 per share or NIS 978, net of transaction costs. The Company retained a 26.34% ownership interest in Bezeq, following the closing of the transaction. For more information relating to the Company’s control over Bezeq, see Note 12D.

The ordinary shares of the Company are registered for trade on the NASDAQ Global Select Market and on the Tel Aviv Stock Exchange.

On December 2, 2019, Searchlight Capital Partners, through its wholly owned entity, Searchlight II BZQ L.P (“Searchlight”), and the Fuhrer family, through its wholly owned entity, T.N.R Investments Ltd. (“Fuhrer Group”) completed the acquisition of majority control of the Company such that Searchlight owns 60.18% of and the Fuhrer Group owns 11.39% of the outstanding and issues ordinary shares of the Company (the “Searchlight-Fuhrer Transaction”), respectively.

The Company and its new controlling shareholders received all necessary approvals for the Searchlight-Fuhrer Transaction including approvals from the Israeli Antitrust Authority, Insolvency Court and Ministry of Communications. On November 11th, Searchlight and the Fuhrer Group received their Control Permits from the Minister of Communications.

The Searchlight-Fuhrer Transaction included the purchase by Searchlight and the Fuhrer Group of all of Internet Gold’s (“Internet Gold – Golden Line Ltd.”) shares in the Company for NIS 225 and an equity investment of NIS 267 in the Company in consideration for newly issued ordinary shares. In addition, Internet Gold invested NIS 310 for NIS 310 par value of newly issued Series C Debentures of the Company and NIS 35 in for 8,383,234 newly ordinary shares of the Company. Other public shareholders invested an additional NIS 28 as part of an ordinary shares rights issuance which was part of the transaction.

As part of the Searchlight-Fuhrer Transaction, the Company issued NIS 100 of new Series E Debentures and NIS 58 of new Series D Debentures. The Company fully redeemed its Series B Debentures as well as repaid NIS 614 of its Series C Debentures, please refer to Note 15.

2.	Investigation of the Israel Securities Authority and the Police Force

On June 20, 2017, the Israel Securities Authority (“the ISA”) began an open investigation (“the Investigation”), which included searches and seizure of documents at the offices of Bezeq and DBS.

As part of the Investigation, the former chairman of Bezeq’s Board of Directors, the former CEO of Bezeq, the former CEO and CFO of DBS, and to the best of Bezeq’s knowledge, other senior officers and officers in Bezeq Group were questioned (“the Parties under Investigation”).

On November 6, 2017, the ISA issued a press release regarding the completion of the Investigation and the transfer of the Investigation file to the Tel-Aviv District Attorney (Taxation and Economics). In accordance with the notice, the ISA concluded that there is prima facie evidence establishing the involvement of the main suspects in the case in a number of offenses. It should be noted that in this context, on November 20, 2017, Bezeq and DBS received a “letter of notice to the suspect” according to which the investigation file for investigating Bezeq and DBS as suspects was transferred to the Prosecutor’s Office for review.

In addition, according to the Prosecutor’s Notice, the latter informed Bezeq’s former CEO and the former adviser to Bezeq Group that it is considering bringing charges against them, subject to a hearing, for offenses of fraud and breach of trust in their dealings with the former Director General of the Ministry of Communications. In this connection, the former CEO is also suspected of a reporting offense under the Israel Securities Law and obstruction of justice. In addition, according to the Prosecutor’s Notice, the former CEO and former controlling shareholder are also accused of reporting offenses under the Israel Securities Law and of obstruction of justice.

In addition, on February 18, 2018, a joint press release by the ISA and the Israel Police stated that in view of the evidence the ISA found in its investigation, which raised suspicions of additional offenses, a new joint investigation was opened on that date by investigators of the ISA and the Unit for Combating Economic Crime at Lahav 433 (“the New Investigation”), and a number of suspects were arrested, including senior officers of Bezeq Group (including Bezeq’s controlling shareholder in the period relevant to the investigation, and the former CEO of Bezeq), who were released under restrictive conditions.

On December 2, 2018, a spokesperson for the Israel Police and the ISA announced that the Investigation had been concluded (“the Announcement”). According to the Announcement, the Investigation case refers mainly to the alleged suspicion of bribery, fraud, and breach of trust by the controlling shareholder (at the times relevant to the Investigation) in Bezeq Group and the Walla! website. With the conclusion of the Investigation, the Israel Police and the ISA Authority believe that there is sufficient evidence in the case to substantiate the suspicions against the main parties involved in the affair, some of whom are former officers of Bezeq (the former controlling shareholder of Bezeq, the former CEO of Bezeq, a former director in Bezeq, and the former VP of strategy and business development of the Bezeq Group).

It should be noted that on February 28, 2019, suspicions against Prime Minister Benjamin Netanyahu were published.

The suspicions include reference to the matters investigated in the New Investigation, including suspicions of exercising authority by Benjamin Netanyahu to promote matters relating to the business of a former controlling shareholder in Bezeq and to his economic interests and the economic interests of the Bezeq Group.

On September 1, 2019, the Taxation and Economic Division of the Prosecutor’s Office announced that it had notified the former controlling shareholder of Bezeq, and other senior officers of Bezeq and of DBS in the relevant period, that it was considering filing an indictment against them subject to a hearing, on suspicion of offenses of serious fraud, breach of trust, and reporting offenses under the Israel Securities Law (“the Prosecutor’s Notice”). According to the Prosecutor’s Notice, the hearing letter refers to suspicions in various cases, including impairing the work of the independent committee of Bezeq’s Board of Directors that was addressing Bezeq’s acquisition of DBS shares (for information about the transaction, see Note 12B), fraud related to the receipt of compensation in Bezeq’s acquisition of DBS, and impairing the work of the independent committee of Bezeq’s Board of Directors that was addressing the agreement between DBS and Spacecom Ltd. (“Spacecom”).

On January 28, 2020, an indictment was filed at the Jerusalem district court against the former controlling shareholder in Bezeq, for various offenses, including bribery and misleading information in an immediate report.

Following the opening of the investigations, several civil legal proceedings were opened against Bezeq, former officers of Bezeq, and companies in Bezeq Group of the former controlling shareholder in Bezeq, including motions for certification of a class action and petitions for disclosure prior to filing a motion for certification of a derivative claim. For further information, see Note 22.

Bezeq does not have full information about the investigations, their content, the materials and the evidence in the possession of the legal authorities. Accordingly, Bezeq is unable to assess the effects of the investigations, their findings, and their results on it, as well as on the financial statements, and on the estimates used in the preparation of their financial statements, if any. Once the constraints on carrying out reviews and controls related to issues that arose in the Investigations are lifted, the review of all matters related to subjects that arose in the Investigations will be completed as required.

3.	Private Investigation by the SEC

In March 2019, the Company was informed by Internet Gold of the issuance of a Formal Order of Private Investigation by the SEC of Internet Gold (no longer a controlling shareholder of the Company). The Formal Order authorizes an investigation of possible violations of the Foreign Corrupt Practices Act with respect to the facts uncovered in the criminal investigations in Israel.

4.	Definitions

In these financial statements-

1.	The Company: B Communications Ltd.

2.	The Group: B Communications Ltd. and its subsidiaries, as listed in Note 12.A.

3.	Bezeq: Bezeq - The Israel Telecommunication Corp., Limited.

4.	Bezeq Group: Bezeq The Israel Telecommunication Corp. Limited and its subsidiaries, as listed in Note 12A.

5.	DBS: DBS Satellite Services (1998) Ltd.

6.	Subsidiaries: Companies whose financial statements are fully consolidated, directly or indirectly, with the financial statements of the Company.

7.	Associates: Companies, in which the Group’s investment is included, directly or indirectly, in the consolidated financial statements on an equity basis.

8.	Investees: Subsidiaries or Associates.

9.	Related party: As defined in IAS 24 (2009), Related Party Disclosures.

10.	Israeli CPI: The consumer price index as published by the Israeli Central Bureau of Statistics.